Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions and Balances with Major Related Parties

a) The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the Group
Baidu and its subsidiaries (“Baidu Group”)	The Company’s controlling shareholder and its subsidiaries
PAGAC IV-4 (Cayman) Limited ("PAG")	An entity, of which the co-founder and executive chairman is the director of the Company
Others	Equity investees that the Group or Baidu Group has significant influence over

b) The Group had the following related party transactions with the major related parties:

	For the nine months ended September 30,
	2023	2024	2024
	RMB	RMB	US$

Membership services
Membership services revenue earned from memberships sold to Baidu Group	69,529	73,794	10,516
Online advertising revenues
Advertising services provided to Baidu Group	14,395	5,555	792
Advertising services provided to Others	152,613	48,541	6,917
Content distribution revenues
Content licensed to Others (i)	169,195	192,030	27,364
Other revenues
Others	76,854	40,778	5,811
Interest income
Loan due from PAG	—	73,847	10,523
Cost of revenues
License fees to Baidu Group	11,162	27,125	3,865
Bandwidth and cloud services fee to Baidu Group	412,486	440,373	62,753
Others (ii)	259,840	234,474	33,412
Selling, general and administrative
Advertising services provided by Baidu Group	85,940	92,017	13,112
Others	18,890	11,698	1,667
(i)
The transactions mainly represent revenues derived from content distributed to Investee A and Investee B.
(ii)
The transactions mainly represent revenue sharing arrangements with various equity investees, pursuant to which the Group incurred revenue sharing cost for content uploaded or provided by the equity investees.

For the nine months ended September 30, 2023 and 2024, the Group purchased content and others from equity investees in an amount of RM1,076,326 and RMB1,514,221 (US$215,775), respectively. Except for the transaction disclosed above, other related party transactions were insignificant for each of the periods presented.

c) The Group had the following related party balances with the major related parties:

Except for the non-trade balances disclosed below, amounts due from/due to related parties as of December 31, 2023 and September 30, 2024 relate to transactions arising from the ordinary and usual course of business of the Group and were trade in nature.

	As of
	December 31,	September 30,	September 30,
	2023	2024	2024
	RMB	RMB	US$
Amounts due from related parties, current:
Due from Baidu Group (i)	4,389	3,711	529
Loan due from PAG (ii)	1,437,044	26,435	3,767
Due from Others (iii)	265,591	315,246	44,922
	1,707,024	345,392	49,218
Amounts due from related parties, non-current:
Loan due from PAG (ii)	—	2,807,240	400,028
Due from Others (iv)	158,590	120,000	17,100
	158,590	2,927,240	417,128

	As of
	December 31,	September 30,	September 30,
	2023	2024	2024
	RMB	RMB	US$
Amounts due to related parties, current:
Loans due to Baidu Group (v)	50,000	50,000	7,125
Due to Baidu Group (vi)	2,027,194	1,977,773	281,830
Deferred revenue in relation to services to be provided to an equity investee (vii)	21,186	21,186	3,019
Due to Others (viii)	855,278	1,218,361	173,615
	2,953,658	3,267,320	465,589
Amounts due to related parties, non-current:
Due to Baidu Group (vi)	3,231	2,911	415
Deferred revenue in relation to services to be provided to an equity investee (vii)	76,433	60,492	8,620
Due to Others	902	808	115
	80,566	64,211	9,150
(i)
The balance mainly represents amounts due from Baidu Group for membership services, online advertising services and other services.
(ii)
As of December 31, 2023, the balance represents a non-trade loan and interest receivables due from PAG with the principal of US$200 million at an interest rate of 6%, due on July 1, 2024 if the Company requires repayment, or otherwise will due on the date which PAG and its affiliates cease to hold any portion of the PAG Notes (Note 8) in accordance with a facility agreement entered into in September 2023. In August 2024, the Company entered into another facility agreement with PAG and these facility agreements together provide PAG loan facilities up to US$522.5 million in aggregate, with an interest rate of 6% per annum. As of September 30, 2024, the total principal balance of US$400.0 million (equivalent to RMB2,807.0 million) is then due on the date which PAG and its affiliates cease to hold any portion of the PAG Notes. PAG released certain collateral secured by the Company under the PAG Notes and pledged to the Company a portion of the PAG Notes, each in an amount equivalent to the amount of this non-trade loan.
(iii)
The balance mainly represents amounts due from or advances made to equity investees for content distribution services and other services.
(iv)
The balance mainly represents prepayments for licensed copyrights to be received from the Group’s equity investees.
(v)
The total outstanding balance represents a non-trade interest-free loan of RMB50,000.
(vi)
The balance mainly represents amounts owed to Baidu for bandwidth and cloud services provided to the Group.
(vii)
The balance represents deferred revenue in relation to licenses of intellectual property to be provided to Investee A.
(viii)
The balance mainly represents amounts owed to the Group’s equity investees for acquisition of contents assets and advances made for online advertising services.